CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2018.

PARENT COMPANY BALANCE SHEETS

	December 31,	December 31,
	2019	2018

ASSETS
Current assets:
Cash and cash equivalents	$76,583	$-
Other receivables, net	600,000	-
Restricted cash	5,000,000	-
Total current assets	5,676,583	-
Non-current assets:
Property, plant and equipment, net	2,162,449	-
Investment in subsidiaries	38,481,702	28,256,045
Total non-current assets	40,644,151	28,256,045
Total assets	$46,320,734	$28,256,045

LIABILITIES AND SHAREHOLDERS' EQUITY

LIABILITIES
Other payables and accrued liabilities	$1,570,183	$-
Other payables - related party	269	-
Total liabilities	1,570,452	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 35,141,114 and 33,000,000 shares issued and outstanding as of December 31, 2019 and 2018, respectively	35,141	33,000
Additional paid-in capital	20,771,849	12,831,969
Statutory reserves	1,289,765	1,178,432
Retained earnings	24,132,194	15,169,573
Accumulated other comprehensive losses	(1,478,667)	(956,929)
Total shareholders' equity	44,750,282	28,256,045
Total liabilities and shareholders' equity	$46,320,734	$28,256,045

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Operating expenses:
General and administrative expenses	$(1,671,700)	$-	$-

Other income (expenses):
Equity income of subsidiaries and VIEs	10,747,395	7,919,408	5,124,973
Interest income	21	-	-
Other finance expenses	(1,762)	-	-

NET INCOME	9,073,954	7,919,408	5,124,973
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(521,738)	(1,474,126)	958,667
COMPREHENSIVE INCOME	$8,552,216	$6,445,282	$6,083,640

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

CASH FLOWS FROM OPERATING
ACTIVITIES:
Net income	$9,073,954	$7,919,408	$5,124,973

Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(10,747,395)	(7,919,408)	(5,124,973)
Changes in operating assets and liabilities:
Other receivables	(600,000)	-	-
Other payables and accrued liabilities	1,570,183	-	-
Net cash used in operating activities	(703,258)	-	-

CASH FLOWS FROM INVESTING
ACTIVITIES:
Purchases of property and equipment	(2,162,449)	-	-
Net cash used in investing activities	(2,162,449)	-	-

CASH FLOWS FROM FINANCING
ACTIVITIES:
Proceeds from initial public offering, net of issuance costs	7,417,077	-	-
Underwriter’s partial exercise of over-allotment option,
net of issuance costs	524,944	-	-
Other payables – related party	269	-	-
Net cash used in investing activities	7,942,290	-	-

EFFECT OF EXCHANGE RATE ON CASH	-	-	-

NET CHANGES IN CASH AND CASH EQUIVALENTS	5,076,583	-	-

CASH AND CASH EQUIVALENTS, Beginning of year	-	-	-

CASH AND CASH EQUIVALENTS, end of year	$5,076,583	$-	$-

SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	$76,583	$-	$-
Restricted cash	5,000,000	-	-
CASH AND CASH EQUIVALENTS, end of year	$5,076,583	$-	$-